Exhibit 99.2

Ford Credit Auto Lease Trust 2020-A
Quarterly Supplemental Report -- Payment Schedule of Remaining Leases as of March 31, 2022,

The following table shows the decline in the securitization value of the remaining leases in the reference pool as of March 31, 2022, and the remaining payments that will be received each month on the reference pool assuming (1) each base month payment is made as scheduled with no prepayments, delays or defaults and (2) each leased vehicle is returned and sold for an amount equal to the base residual value in the month after the month in which the final base monthly payment is due. In addition, as of March 31, 2022, leases with a total base residual value of $27,321,600.05 had either (1) reached their scheduled termination dates but had not been purchased or returned or (2) been returned or repossessed but had not been sold. In the following table, this amount is assumed to be received in April 2022. The percentages in the following table may not sum to 100.00% due to rounding.

		Remaining Leases as of March 31, 2022,
Month		Securitization Value	Scheduled Base Monthly Payments		Base Residual Value
2022-	March	$294,191,994.83
	April	$248,820,519.05	$5,272,585.56	25.19%	$41,756,085.63	14.87%
	May	$215,217,736.76	$4,608,662.84	22.02%	$30,539,197.94	10.87%
	June	$179,016,471.79	$3,878,337.16	18.53%	$33,659,215.95	11.98%
	July	$144,690,662.47	$3,171,058.35	15.15%	$32,266,253.36	11.49%
	August	$106,164,739.26	$2,354,571.92	11.25%	$37,069,738.73	13.20%
	September	$50,033,770.27	$1,135,469.92	5.42%	$55,654,674.19	19.81%
	October	$7,485,186.97	$205,204.28	0.98%	$42,654,029.46	15.19%
	November	$5,616,552.94	$154,892.63	0.74%	$1,760,211.85	0.63%
	December	$4,303,993.54	$118,739.92	0.57%	$1,228,688.98	0.44%
2023-	January	$245,231.30	$6,968.10	0.03%	$4,078,514.70	1.45%
	February	$173,624.48	$5,180.30	0.02%	$67,949.00	0.02%
	March	$169,522.12	$5,180.30	0.02%	$0.00	0.00%
	April	$165,394.26	$5,180.30	0.02%	$0.00	0.00%
	May	$147,046.02	$4,535.05	0.02%	$14,840.00	0.01%
	June	$81,359.88	$2,620.06	0.01%	$63,979.00	0.02%
	July	$51,843.63	$1,844.36	0.01%	$28,177.00	0.01%
	August	$32,171.13	$918.36	0.00%	$19,076.00	0.01%
	September	$17,476.50	$511.36	0.00%	$14,383.00	0.01%
	October	$0.00	$0.00	0.00%	$17,585.00	0.01%

Total			$20,932,460.77	100.00%	$280,892,599.79	100.00%

Total Scheduled Base Monthly Payments plus Base Residual Value					$301,825,060.56

Ford Credit Auto Lease Trust 2020-A
Quarterly Supplemental Report -- Residual Performance

The following table shows the residual performance as calculated on the monthly investor report in sections VII and VIII for returned vehicles segregated by the vehicle types.

				Residual Gain (Loss) per Returned Vehicle
Collection Period	Vehicle Type	Returned Vehicles	Return Rate	Amount	As a % of Adjusted MSRP	As a % of ALG Residual Value
JANUARY 2022	Car	16	5.30%	$13,129	31.36%	80.06%
	CUV	85	8.10%	$11,036	28.34%	66.07%
	SUV	3	8.11%	$14,831	21.69%	43.81%
	Truck	42	12.65%	$7,932	14.75%	28.22%

	Total/Average	146	8.49%	$10,450	23.68%	51.47%

FEBRUARY 2022	Car	26	8.44%	$10,445	26.46%	66.01%
	CUV	133	11.85%	$10,300	26.02%	60.79%
	SUV	1	2.78%	$14,909	20.89%	38.17%
	Truck	44	13.21%	$5,914	11.10%	20.95%

	Total/Average	204	11.34%	$9,395	22.01%	48.57%

MARCH 2022	Car	36	10.81%	$9,744	27.44%	67.58%
	CUV	150	11.30%	$11,283	29.83%	69.20%
	SUV	1	1.85%	$16,491	20.98%	42.59%
	Truck	29	7.42%	$5,615	10.63%	19.71%
	Total/Average	216	10.26%	$10,289	25.96%	58.03%